Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories	Inventories as of June 30, 2025 and December 31, 2024 consisted of the following:
	June 30,	December 31,
	2025	2024
	Unaudited
Work in progress	$59	$286
Finished goods	494	154
Total inventories	$553	$440